INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Intellectual property rights and others(1)	22,919	26,218	3,801
Licensed software	8,543	9,531	1,382
Less: accumulated amortization	(4,175)	(10,877)	(1,577)
Intangible assets, net	27,287	24,872	3,606
(1)	Intellectual property rights represent acquired titles or copyrights of assorted digital contents that can be used in developing and operating the Group’s online applications and other products.

The Group recorded amortization expense of RMB1,454 thousand, RMB3,019 thousand and RMB6,702 thousand (US$972 thousand) for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2022, estimated amortization expense of the existing intangible assets for each of the next five years is RMB6,175 thousand (US$895 thousand), RMB4,936 thousand (US$716 thousand), RMB4,074 thousand (US$591 thousand), RMB3,421 thousand (US$496 thousand) and RMB1,601 thousand (US$232 thousand), respectively.